LONG-TERM DEBT, NET - Summary of Interest on Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Interest on long-term debt	$ 211,662	$ 178,532	$ 144,566
Interest capitalized	(133,007)	(82,761)	(25,259)
Interest on long-term debt, net of capitalized interest	78,655	95,771	119,307
Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	70,125	70,125	71,099
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	61,330	26,321	0
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	50,000	50,000	44,998
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	20,563	19,751	0
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	5,053	0	0
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	3,768	11,337	16,841
Aircraft Term Loan [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	823	998	1,191
2010 Senior Notes [Member] | Interest Expense Debt Excluding Amortization [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	0	0	6,028
2010 Senior Notes [Member] | Amortization of Debt Discount [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	0	0	71
RMB Bonds [Member] | Unsubordinated Bonds [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	0	0	2,610
Deposit-Linked Loan [Member] | Secured Debt [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	$ 0	$ 0	$ 1,728